EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	9 Months Ended
Sep. 30, 2020
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2020 and 2019:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2020	2019	2020	2019	2020	2019
	(in millions)
Service cost	$5	$5	$1	$1	$4	$4
Interest cost	11	19	3	3	—	—
Expected return on assets	(20)	(26)	(2)	(2)	—	—
Amortization of:
Prior service credit	—	1	(33)	(33)	—	—
Actuarial loss	11	17	1	1	—	—
Net periodic benefit cost	$7	$16	$(30)	$(30)	$4	$4

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019	2020	2019
	(in millions)
Service cost	$16	$17	$3	$4	$12	$10
Interest cost	34	57	8	11	1	2
Expected return on assets	(62)	(76)	(5)	(6)	—	—
Amortization of:
Prior service credit	—	1	(98)	(93)	—	1
Actuarial loss	31	51	2	1	—	—
Net periodic benefit cost	$19	$50	$(90)	$(83)	$13	$13